Note 4 - Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	As of:
	March 31,	March 31,
	2023	2022
Finished products	$613,622	$385,681
In process	75,123	23,652
Raw materials and supplies	284,593	165,491
	973,338	574,824
Less excess of FIFO cost over LIFO cost	264,527	164,493
Total inventories	$708,811	$410,331